Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Jun. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ .0001	$ .0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Common stock, par value	$ .0001	$ .0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	43,756,096	32,615,112
Common stock, shares outstanding	43,756,096	32,615,112